Revenues (Shedule of Disaggregation of Revenues Based on Time) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenues	$ 155,300	$ 153,833
Revenues recognized in point in time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	136,526	134,799
Revenues recognized over time [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 18,774	$ 19,034